Segment Information - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segment | Segment	1
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets | $	$ 1,045,157	$ 1,063,596